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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment  [   ];  Amendment Number:____
This Amendment (check only one):    [   ]   is a restatement.
                                    [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:
         Name:             Benham & Green Capital Management, LLC
         Address:          1299 Prospect Street, Suite 301
                           La Jolla, CA  92037

Form 13F File Number: 028-05201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
         Name:             James A. Benham
         Title:            Member/Manager
         Phone:            (858) 551-3130

Signature, Place, and Date of Signing:

 /s/ James A. Benham            La Jolla, California          February 14, 2001
-----------------------       ------------------------       -------------------
[Signature]                         [City, State]                  [Date]

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   -0-

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:              $132,908
                                                     (X1000)

List of Other Included Managers:                     None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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   Form 13F Information Table

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

            Column 1                  Column 2          Column 3        Column 4      Column 5                       Column 6
         Name of Issuer            Title of Class        CUSIP           Value        Shrs or     Sh/Prn  Put/Call  Investment
                                                                        (x1000)       Prn Amt                       Discretion


American Express Co                     Com           025816 10 9              $580       10,554    Sh                 Sole
Broadcomm Corp                         Cl A           111320 10 7              $423        5,041    Sh                 Sole
Chase Manhattan Corp New                Com           16161A 10 8            $3,958       87,115    Sh                 Sole
Cisco Sys Inc                           Com           17275R 10 2            $8,602      224,880    Sh                 Sole
Citigroup Inc                           Com           172967 10 1            $5,978      117,069    Sh                 Sole
Dell Computer Corp                      Com           247025 10 9            $2,655      152,265    Sh                 Sole
E M C Corp Mass                         Com           268648 10 2            $3,315       49,848    Sh                 Sole
General Elec Co                         Com           369604 10 3            $1,725       35,980    Sh                 Sole
Hewlett Packard Co                      Com           428236 10 3            $2,315       73,357    Sh                 Sole
I2 Technologies Inc                     Com           465754 10 9            $2,092       38,470    Sh                 Sole
Intel Corp                              Com           458140 10 0            $6,695      222,687    Sh                 Sole
JDS Uniphase Corp                       Com           46612J 10 1            $4,387      105,237    Sh                 Sole
Johnson & Johnson                       Com           478160 10 4            $4,364       41,538    Sh                 Sole
Juniper Networks Inc.                   Com           48203R 10 4              $416        3,300    Sh                 Sole
Merck & Co Inc                          Com           589331 10 7              $948       10,125    Sh                 Sole
Merrill Lynch & Co Inc                  Com           590188 10 8            $1,324       19,414    Sh                 Sole
Microsoft Corp                          Com           594918 10 4            $4,210       97,067    Sh                 Sole
Motorola Inc                            Com           620076 10 9            $1,469       72,520    Sh                 Sole
Nokia Corp                         Sponsored ADR      654902 20 4           $16,638      382,490    Sh                 Sole
Nortel Networks Corp New                Com           656568 10 2            $3,095       96,534    Sh                 Sole
Oracle Corp                             Com           68389X 10 5            $2,053       70,645    Sh                 Sole
Pfizer Inc                              Com           717081 10 3            $8,184      177,913    Sh                 Sole
PMC - Sierra Inc                        Com           69344F 10 6            $1,571       19,981    Sh                 Sole
Qualcomm Inc                            Com           747525 10 3           $34,959      425,362    Sh                 Sole
Rambus Inc Del                          Com           750917 10 6            $8,144      225,435    Sh                 Sole
Sun Microsystems Inc                    Com           866810 10 4              $884       31,704    Sh                 Sole
Texas Instrs Inc                        Com           882508 10 4            $1,491       31,481    Sh                 Sole
Tyco Intl Ltd New                       Com           902124 10 6              $433        7,807    Sh                 Sole





           Column 1                     Column 7        Column 8
        Name of Issuer                    Other          Voting
                                        Managers        Authority
                                                           Sole       Shared     None
American Express Co                         N/A           10,554
Broadcomm Corp                              N/A            5,041
Chase Manhattan Corp New                    N/A           87,115
Cisco Sys Inc                               N/A          224,880
Citigroup Inc                               N/A          117,069
Dell Computer Corp                          N/A          152,265
E M C Corp Mass                             N/A           49,848
General Elec Co                             N/A           35,980
Hewlett Packard Co                          N/A           73,357
I2 Technologies Inc                         N/A           38,470
Intel Corp                                  N/A          222,687
JDS Uniphase Corp                           N/A          105,237
Johnson & Johnson                           N/A           41,538
Juniper Networks Inc.                       N/A            3,300
Merck & Co Inc                              N/A           10,125
Merrill Lynch & Co Inc                      N/A           19,414
Microsoft Corp                              N/A           97,067
Motorola Inc                                N/A           72,520
Nokia Corp                                  N/A          382,490
Nortel Networks Corp New                    N/A           96,534
Oracle Corp                                 N/A           70,645
Pfizer Inc                                  N/A          177,913
PMC - Sierra Inc                            N/A           19,981
Qualcomm Inc                                N/A          425,362
Rambus Inc Del                              N/A          225,435
Sun Microsystems Inc                        N/A           31,704
Texas Instrs Inc                            N/A           31,481
Tyco Intl Ltd New                           N/A            7,807

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